Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.6%
11,153	Vanguard S&P 500 ETF	$4,398,743	7.1
24,928	Vanguard Value ETF	3,374,504	5.5

	Total Exchange-Traded Funds
	(Cost $6,202,206)	7,773,247	12.6

MUTUAL FUNDS: 87.4%
	Affiliated Investment Companies: 87.4%
623,492	Voya High Yield Bond Fund - Class R6	5,037,819	8.2
668,215	Voya Intermediate Bond Fund - Class R6	6,902,664	11.2
19,207	Voya Large-Cap Growth Fund - Class R6	1,210,829	2.0
100,082	Voya MidCap Opportunities Portfolio - Class R6	1,815,482	2.9
127,837	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,852,364	3.0
220,634	Voya Multi-Manager International Equity Fund - Class I	3,049,157	4.9
166,801	Voya Multi-Manager International Factors Fund - Class I	1,833,140	3.0
160,140	Voya Multi-Manager Mid Cap Value Fund - Class I	1,832,001	3.0
126,378	Voya Short Term Bond Fund - Class R6	1,258,730	2.0
107,235	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,542,034	2.5
436,303	Voya U.S. Stock Index Portfolio - Class I	8,686,784	14.1
447,081	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,034,127	8.2
99,645	VY® Columbia Contrarian Core Portfolio - Class I	2,133,402	3.5
30,570	VY® Invesco Comstock Portfolio - Class I	611,402	1.0
30,186	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	610,352	1.0
196,502	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	6,170,159	10.0
37,228	VY® T. Rowe Price Growth Equity Portfolio - Class I	4,230,244	6.9

	Total Mutual Funds
	(Cost $49,717,222)	53,810,690	87.4

	Total Investments in Securities (Cost $55,919,428)	$61,583,937	100.0
	Assets in Excess of Other Liabilities	13,179	0.0
	Net Assets	$61,597,116	100.0

(1)	Non-income producing security.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,773,247	$–	$–	$7,773,247
Mutual Funds	53,810,690	–	–	53,810,690
Total Investments, at fair value	$61,583,937	$–	$–	$61,583,937

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$4,471,055	$1,028,994	$(472,327)	$10,097	$5,037,819	$179,303	$6,946	$-
Voya Intermediate Bond Fund - Class R6	5,548,318	2,209,620	(695,086)	(160,188)	6,902,664	122,815	(786)	-
Voya Large-Cap Growth Fund - Class R6	2,302,258	239,539	(1,177,340)	(153,628)	1,210,829	-	415,398	-
Voya MidCap Opportunities Portfolio - Class R6	1,171,235	964,952	(176,036)	(144,669)	1,815,482	-	61,390	236,650
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,322,190	1,678,246	(1,706,029)	(442,043)	1,852,364	-	461,040	-
Voya Multi-Manager International Equity Fund - Class I	2,869,868	468,475	(308,285)	19,099	3,049,157	-	105,454	-
Voya Multi-Manager International Factors Fund - Class I	1,715,644	223,511	(195,751)	89,736	1,833,140	-	33,222	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,147,943	711,523	(182,417)	154,952	1,832,001	-	42,461	-
Voya Short Term Bond Fund - Class R6	1,105,850	275,126	(118,737)	(3,509)	1,258,730	13,957	1,082	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,556,338	620,035	(1,673,738)	39,399	1,542,034	25,809	288,471	-
Voya U.S. Stock Index Portfolio - Class I	7,360,877	2,570,173	(1,200,765)	(43,501)	8,686,784	-	417,181	828,887
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,875,521	1,915,613	(363,008)	(393,999)	5,034,127	76,472	80,965	304,407
VY® Columbia Contrarian Core Portfolio - Class I	1,421,894	1,015,321	(183,608)	(120,205)	2,133,402	12,566	74,805	222,910
VY® Invesco Comstock Portfolio - Class I	-	632,445	(26,431)	5,388	611,402	1,880	521	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,174,228	827,904	(1,125,676)	(266,104)	610,352	2,107	363,145	26,676
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,607,104	1,446,517	(698,585)	(184,877)	6,170,159	4,614	154,443	702,959
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,268,824	2,450,361	(375,932)	(113,009)	4,230,244	-	93,149	340,007
	$46,919,147	$19,278,355	$(10,679,751)	$(1,707,061)	$53,810,690	$439,523	$2,598,887	$2,662,496

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $56,871,644.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,902,063
Gross Unrealized Depreciation	(189,770)
Net Unrealized Appreciation	$4,712,293